CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY - Schedule of ECL Sensitivity to Economic Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Probability- weighted
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	£ 223	£ 506
Impact of economic scenario	4,042	6,247
Probability- weighted | UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	837	1,027
Probability- weighted | Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	1,429	2,368
Probability- weighted | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	1,333	2,402
Probability- weighted | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	443	450
Probability-weighted and MES staging
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	230	545
Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	3,560	5,153
Upside | UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	637	614
Upside | Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	1,286	2,181
Upside | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	1,196	1,910
Upside | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	441	448
Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	3,819	5,741
Base case | UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	723	804
Base case | Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	1,392	2,310
Base case | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	1,261	2,177
Base case | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	443	450
Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	4,330	6,855
Downside | UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	967	1,237
Downside | Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	1,516	2,487
Downside | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	1,403	2,681
Downside | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	444	450
Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	5,291	9,225
Severe downside | UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	1,386	2,306
Severe downside | Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	1,706	2,745
Severe downside | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	1,753	3,718
Severe downside | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	£ 446	£ 456